UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORDS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

165 MASON STREET

GREENWICH, CONNECTICUT 06830

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) State Street Bank and Trust Company Rebecca Gilding, Esq. 1 Lincoln Street, SUM0703 Boston, Massachusetts 02111

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30th

Date of reporting period: July 1, 2019-June 30, 2020

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibits 1-2 is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2020 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Registrant: Renaissance Capital Greenwich Funds - Renaissance IPO ETF									Item 1, Exhibit 1
Investment Company Act file number: 811-08049
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Newmark Group, Inc.	NMRK	65158N102	9/24/2019	1	Election of directors (4)	Issuer	Yes	For all	For
Gates Industrial Corp PLC	GTES	G39108108	10/7/2019	1	To approve the form of share repurchase contracts and repurchase counterparties	Issuer	Yes	For	For
				2	To approve an amendment to the Articles of Association to authorize the issuance of a new class or classes of shares, including preference shares, subject to the limit on the authority of the Board to allot new shares set forth therein and make other non-substantive changes.	Issuer	Yes	Against	Against
Elastic N.V.	ESTC	N14506104	10/4/2019	1	To approve (i) entry into the Agreement and Plan of Reorganization, (the "Merger Agreement"), among Elastic N.V. ("Elastic"), Endgame, Inc. ("Endgame"), Avengers Acquisition Corp. ("Merger Sub"), a wholly owned subsidiary of Elastic, and Shareholder Representative Services LLC (the "Securityholder Representative"), (ii) the transactions contemplated by the Merger Agreement, including the Merger and the issuance of Elastic Ordinary Shares, Euro 0.01 par value per share, to the securityholders of Endgame.	Issuer	Yes	For	For
Elastic N.V.	ESTC	N14506104	10/29/2019	1	Election of directors (2)	Issuer	Yes	For all	For
				2	Adoption of Dutch Statutory Annual Accounts for fiscal year 2019	Issuer	Yes	For	For
				3	Grant of full discharge of the Company's executive director from liability with respect to performance of duties for fiscal year 2019.	Issuer	Yes	Against	Against
				4	Grant of full discharge of the Company's non-executive directors from liability with respect to performance of duties for fiscal year 2019.	Issuer	Yes	Against	Against
				5	Ratification of accountant	Issuer	Yes	For	For
				6	Authorization of the Board of Directors to repurchase shares in the capital of the Company.	Issuer	Yes	For	For
StoneCo Ltd	STNE	G85158106	11/14/2019	1	Election of directors (6)	Issuer	Yes	For all	For
				2	Adoption and ratification of the financial statements for the year ending 12.31.2018	Issuer	Yes	For	For
Stitch Fix, Inc.	SFIX	860897107	12/19/2019	1	Election of directors (2)	Issuer	Yes	For all	For
				2	Advisory vote on executive compensation	Issuer	Yes	For	For
				3	Ratification of accountant	Issuer	Yes	For	For
Tilray Inc.	TLRY	88688T100	12/6/2019	1	To approve and adopt the Agreement and Plan of Merger and Reorganization, dated as of September 9, 2019 by and among Company, Privateer Holdings, Inc. ("Privateer"), and Down River Merger Sub, LLC, a copy of which is attached as Annex A, and the transactions contemplated thereby, including the merger, the issuance of shares of Company's Class 1 common stock & Class 2 common stock to Privateer's stockholders and option holders.	Issuer	Yes	For	For
				2	To approve the amended and restated certificate of incorporation of the Company	Issuer	Yes	For	For
				3	If necessary, to vote upon an adjournment of the Company's Special Meeting of Stockholders to solicit additional proxies if there are not sufficient votes in favor of Proposal Nos. 1 and 2.	Issuer	Yes	For	For
Zscaler, Inc.	ZS	98980G102	1/10/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
Pivotal Software Inc	PVTL	72582H107	12/27/2019	1	To adopt and approve the Agreement and Plan of Merger, dated as of August 22, 2019, among Pivotal Software, Inc., VMware, Inc., and Raven Transaction Sub, Inc., a wholly owned subsidiary of VMware, as it may be amended.	Issuer	Yes	For	For
				2	To approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies in the event that there are not sufficient votes at the time of the special meeting to adopt and approve the merger agreement.	Issuer	Yes	For	For
Spotify Technology S.A.	SPOT	L8681T102	1/8/2020	1	Elect Barry McCarthy as a member (B Director) of the Board of Directors for the period ending at the general meeting approving the annual accounts for the financial year ending December 31, 2019.	Issuer	Yes	For	For
Elastic N.V.	ESTC	N14506104	1/10/2020	1	Election of director Alison Gleeson	Issuer	Yes	For	For
Levi Strauss & Co	LEVI	52736R102	4/8/2020	1	Election of directors (4)	Issuer	Yes	For all	For
				2	Advisory vote on executive compensation	Issuer	Yes	For	For
				3	Ratification of accountant	Issuer	Yes	For	For
Spotify Technology S.A.	SPOT	L8681T102	4/22/2020	1	Approve the Company's annual accounts for the financial year ended 12/31/19 and the Company's consolidated financial statements for the financial year ended 12/31/19.	Issuer	Yes	For	For
				2	Approve allocation of the Company's annual results for the financial year ended 12/31/19.	Issuer	Yes	For	For
				3	Grant discharge of the liability of the members of the Board of Directors for, and in connection with, the financial year ended 12/31/19.	Issuer	Yes	Against	Against
				4	Appointment of directors (10)	Issuer	Yes	For all	For
				5	Ratification of accountant	Issuer	Yes	For	For
				6	Advisory vote on executive compensation	Issuer	Yes	For	For
				7	Authorize and empower each of Mr. Harles and Mr. Gobert to execute and deliver, under their sole signature, on behalf of the Company and with full power of substitution, any documents necessary or useful in connection with the annual filing and registration required by the Luxembourg laws.	Issuer	Yes	For	For
Moderna, Inc.	MRNA	60770K107	4/29/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
VICI Properties, Inc.	VICI	925652	4/30/2020	1	Election of directors (7)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Amend bylaws to eliminate all supermajority voting provisions	Issuer	Yes	For	For
Ceridian HCM Holding	CDAY	15677J108	4/28/2020	1	Election of directors (2)	Issuer	Yes	For all	For
				2	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Ratification of accountant	Issuer	Yes	For	For
Uber Technologies, Inc.	UBER	90353T100	5/11/2020	1	Election of directors (9)	Issuer	Yes	For all	For
				2	Advisory vote on executive compensation	Issuer	Yes	For	For
				3	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
				4	Ratification of accountant	Issuer	Yes	For	For
Gates Industrial Corp PLC	GTES	G39108108	5/14/2020	1	Election of directors (7)	Issuer	Yes	For all	For
				2	Advisory vote on executive compensation	Issuer	Yes	For	For
				3	Advisory vote on the Directors' Remuneration Report in accordance with the U.K. Companies Act 2006.	Issuer	Yes	For	For
				4	Ratification of accountant	Issuer	Yes	For	For
				5	To re-appoint Deloitte LLP as the Company's U.K. statutory auditor under the U.K. Companies Act 2006.	Issuer	Yes	For	For
				6	To authorize the Audit Committee of the Board to determine the remuneration of the auditor as U.K. statutory auditor.	Issuer	Yes	For	For
GrafTech International Ltd.	EAF	384313508	5/14/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
Vir Biotechnology, Inc.	VIR	92764N102	5/20/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
Dropbox, Inc.	DBX	26210C104	5/21/2020	1	Election of directors (8)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
Tradeweb Markets Inc.	TW	892672106	5/19/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
Beyond Meat, Inc.	BYND	08862E109	5/21/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
VICI Properties Inc.	VICI	925652109	4/30/2020	1	Election of directors (7)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Amend bylaws to eliminate all supermajority voting provisions	Issuer	Yes	For	For
SolarWinds Corporation	SWI	83417Q105	5/21/2020	1	Election of directors (4)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
Avantor, Inc.	AVTR	05352A100	5/7/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
XP Inc.	XP	G98239109	4/30/2020	1	Approve and ratify the Company's financial statements and the auditor's report for the fiscal year ended 12.31.2019.	Issuer	Yes	For	For
				2	Approve and ratify the Company's management accounts for the fiscal year ended 12.31.2019.	Issuer	Yes	For	For
				3	Election of director Baldin	Issuer	Yes	For	For
Equitable Holdings, Inc.	EQH	29452E101	5/20/2020	1	Election of directors (8)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Amend the company's 2019 Omnibus Incentive Plan	Issuer	Yes	For	For
Allakos Inc.	ALLK	01671P100	5/26/2020	1	Election of directors (2)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	Against - Board recommended 3 years
Elanco Animal Health Incorporated	ELAN	28414H103	5/21/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
DocuSign, Inc.	DOCU	256163106	5/29/2020	1	Election of directors (2)	Issuer	Yes	For all	For
				2	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
				3	Ratification of accountant	Issuer	Yes	For	For
Cloudflare, Inc.	NET	18915M107	6/2/2020	1	Election of directors (2)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
HUYA Inc.	HUYA	44852D108	5/15/2020	1	Special resolution that the Company's Third Amended and Restated Memorandum and Articles of Association be amended and restated by the deletion in their entirety and by the substitution in their place of the Fourth Amended and Restated Memorandum and Articles of Association.	Issuer	Yes	For	N/A - No board recommendation
10x Genomics, Inc.	TGX	88025U109	6/15/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
Pinterest Inc	PINS	72352L106	5/21/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
Datadog	DDOG	23804L103	6/11/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
Allogene Therapeutics, Inc.	ALLO	019770106	6/5/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
				3	Ratification of accountant	Issuer	Yes	For	For
Adaptive Biotechnologies Corporation	ADPT	00650F109	6/12/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
Avalara, Inc.	AVLR	05338G106	6/11/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Advisory vote on executive compensation	Issuer	Yes	For	For
				3	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
				4	Ratification of accountant	Issuer	Yes	For	For
Anaplan, Inc.	PLAN	03272L108	6/3/2020	1	Election of directors (2)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
Envista Holdings Corporation	NVST	29415F104	5/27/2020	1	Election of director Gallahue	Issuer	Yes	For	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
Lyft, Inc.	LYFT	55087P104	6/19/2020	1	Election of directors (2)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
Guardant Health, Inc.	GH	40131M109	6/12/2020	1	Election of directors (2)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
Zoom Video Communications, Inc.	ZM	98980L101	6/18/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
BJ's Wholesale Club Holdings, Inc.	BJ	05550J101	6/18/2020	1	Election of directors (2)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Amend the Certificate of Incorporation to declassify the board of directors	Issuer	Yes	For	For
Smartsheet Inc.	SMAR	83200N103	6/17/2020	1	Election of directors (4)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
Slack Technologies, Inc.	WORK	83088V102	6/19/2020	1	Election of directors (2)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
Cushman & Wakefield PLC	CWK	G2717B108	6/10/2020	1	Election of directors (4) to hold office until the 2023 annual general meeting	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Appointment of UK Statutory Auditor	Issuer	Yes	For	For
				4	Authorization of the Audit Committee to determine the compensation of the UK Statutory Auditor	Issuer	Yes	For	For
				5	Advisory vote on executive compensation	Issuer	Yes	For	For
				6	Advisory vote on director compensation report	Issuer	Yes	For	For
CrowdStrike Holdings, Inc.	CRWD	22788C105	7/6/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
Chewy, Inc.	CHWY	16679L109	7/14/2020	1	Election of directors (3)	Issuer	Yes	For all	For
				2	Ratification of accountant	Issuer	Yes	For	For
				3	Advisory vote on executive compensation	Issuer	Yes	For	For
				4	Advisory vote on the frequency of executive compensation advisory votes	Issuer	Yes	One Year	For
CONTENT KEY:
Issuer's Name - Company Name as it appeared on the ballot (e.g., Microsoft)
Exchange Ticker Symbol - e.g., MSFT
CUSIP # - as it appears on the ballot (e.g., 2383130)
Shareholder Meeting Date - MM/DD/YYYY
Matter Identification - brief description of each matter on ballot (e.g., 2. Approve Employee Stock Purchase Plan)
Proposal Type - whether the matter was proposed by the issuer or by a shareholder
Voted - whether or not the registrant has voted on the matter (Yes or No); if the matter was not voted include a footnote describing why the matter was not voted on.
Vote Cast - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
For/Against Management - whether the registrant cast its vote FOR or AGAINST management

Registrant: Renaissance Capital Greenwich Funds - Renaissance International IPO ETF	Item 1, Exhibit 2
Investment Company Act file number: 811-08049
Reporting Period: July 1, 2019 through June 30, 2020

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)* /s/William K. Smith
                                    William K. Smith, President

Date: August 20, 2020